ALLOWANCE FOR EXPECTED CREDIT LOSSES (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 6,988
Derecognition of Seadrill credit loss balances	(3,200)
Change in allowance recorded in 'other financial items'	(522)
Ending balance	3,266
Trade receivables
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	96
Change in allowance recorded in 'other financial items'	164
Ending balance	260
Other receivables
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	486
Change in allowance recorded in 'other financial items'	418
Ending balance	904
Related Party receivables
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	3,255
Derecognition of Seadrill credit loss balances	(3,200)
Change in allowance recorded in 'other financial items'	(25)
Ending balance	30
Investment in sales-type, direct financing leases and leaseback assets
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	1,263
Change in allowance recorded in 'other financial items'	(1,071)
Ending balance	192
Other long-term assets
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	1,888
Change in allowance recorded in 'other financial items'	(8)
Ending balance	$ 1,880